STOCK-BASED COMPENSATION - Non-vested restricted common C shares (Details)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 05, 2022 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Restricted common C shares
Vested		(73,724)			(381,689)
Weighted-Average Grant Date Fair Value Per Share
Total unrecognized compensation cost related to non- vested restricted common C shares | $		$ 10,000			$ 10,949
Unrecognized compensation expense related to unvested restricted common C shares recognized over a weighted-average period	3 years 7 months 6 days	2 years			1 year 11 months 23 days
Estimated forfeiture rate for restricted common share on percentage		0			0
Fair value of shares vested | $		$ 1,000			$ 4,100
Restricted common C shares
Restricted common C shares
Outstanding at the beginning		912,692	912,692	912,692	1,370,391
Granted					65,000
Vested		(73,724)	(254,507)	(854,507)	(381,689)
Forfeited		(6,875)		(58,185)	(141,010)
Outstanding at the end		832,093			912,692
Weighted-Average Grant Date Fair Value Per Share
Outstanding at the beginning (in dollars per share) | $ / shares		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Granted (in dollars per share) | $ / shares					0.08
Vested (in dollars per share) | $ / shares		0.01		0.01	0.01
Forfeited (in dollars per share) | $ / shares		0.02		$ 0.02	0.02
Outstanding at the end (in dollars per share) | $ / shares		$ 0.02			$ 0.01